Income Taxes (Tables)	12 Months Ended
Jan. 31, 2025
Schedule of expected income tax expense
	January 31, 2025 $	January 31, 2024 $	January 31, 2023 $

Net loss before taxes	(3,621,884)	(2,898,510)	(9,372,772)
Statutory rate	27.00%	27.00%	27.00%

Expected tax recovery	(977,909)	(782,598)	(2,530,648)
Foreign tax rate differences	(51,614)	2,472	5,261
Permanent differences and other	(123,593)	(152,792)	43,932
Share-based payments	551,753	135,071	256,788
Change in deferred tax assets not recognized	601,363	797,847	2,224,667

Income tax expense	-	-	-

Schedule of components of deferred tax
	2025 $	2024 $

Deferred tax assets:
Financing fees	56,306	15,688

Deferred tax liabilities:
Convertible debentures	(56,306)	(15,688)

Net deferred tax asset (liability)	-	-

Schedule of deferred income tax assets and liabilities
	2025 $	2024 $

Tax loss carryforwards – Canada	68,454,560	63,617,570
Tax loss carryforwards - USA	-	513,420
Tax loss carryforwards – Australia	28,460	20,410
Tax loss carryforwards – Hong Kong	81,440	79,790
Intangible assets	13,176,120	13,869,600
Property and equipment	13,440	25,730
Contingent liabilities and tax reserves	382,430	2,606,050
Financing costs	475,960	1,517,840
Capital loss	12,363,360	11,807,140

Total unrecognized deductible temporary differences	94,975,770	94,057,550

Schedule of non-capital income tax losses expire
Expiry Date	Non-Capital Loss $

2031	118,713
2032	657,883
2034	687,128
2035	1,499,363
2036	4,769,156
2037	1,267,151
2038	1,169,742
2039	4,937,403
2040	11,051,002
2041	9,067,088
2042	13,177,463
2043	10,965,790
2044	4,575,307
2045	4,511,371

68,454,560